Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2022
Shares		% of Net Assets	Fair Value
	COMMON STOCK - 14.3%
	PUBLIC MANAGERS - 14.3%
5,000	Apollo Global Management	3.1%	$ 318,950
8,500	Blackstone Group LP (The)	6.1%	630,615
11,500	KKR & Company, Inc.	5.1%	533,830
	TOTAL COMMON STOCK (Cost - $2,107,780)	14.3%	$ 1,483,395

	DIRECT INVESTMENTS - 22.8%
	MXV SPV Master LP 1(a)(b)(c)	12.7%	$ 1,316,138
	MXV SPV Master LP 2(a)(b)(c)	10.1%	1,046,822
	TOTAL DIRECT INVESTMENTS (Cost - $2,020,000)	22.8%	$ 2,362,960

	PORTFOLIO FUNDS - 57.1%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	9.8%	$ 1,011,000
	Battery Ventures XIV, LP(a)(b)(c)	2.0%	205,595
	CRV Select Fund II, LP(a)(b)(c)	4.0%	413,454
	CRV XIX, LP(a)(b)(c)	1.3%	137,031
	Mango Capital Opportunities 2022 LP(a)(b)(c)	5.4%	554,709
	NextView All Access Fund I, LP(a)(b)(c)	0.5%	55,891
	Nextview Ventures V, LP(a)(b)(c)	0.4%	44,383
	Thoma Bravo Fund XV-A, LP(a)(b)(c)	14.0%	1,447,809
	Threshold Ventures IV, LP(a)(b)(c)	0.4%	41,643
	Threshold Ventures Select I, LP(a)(b)(c)	5.2%	534,852
	Work-Bench Ventures Select Fund, LP(a)(b)(c)	5.7%	594,290
	WP DVT, LP(a)(b)(c)	8.4%	868,908
	TOTAL PORTFOLIO FUNDS (Cost - $5,926,650)	57.1%	$ 5,909,565

	SHORT-TERM INVESTMENT - 6.4%
	MONEY MARKET FUND - 6.4%
665,492	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 4.12%(d)	6.4%	$ 665,492
	TOTAL SHORT-TERM INVESTMENT (Cost - $665,492)	6.4%	$ 665,492

	TOTAL INVESTMENTS - 100.6% (Cost - $10,719,922)	100.6%	$ 10,421,412
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(63,100)
	NET ASSETS - 100.0%		$ 10,358,312

LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2022 was $8,272,525, which represents 79.9% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Money market fund; interest rate reflects seven-day effective yield on December 31, 2022.